Other Financial Liability (Tables)	12 Months Ended
Dec. 31, 2024
Other Financial Liability [Abstract]
Schedule of Fair Value of Embedded Derivative	Below are the movement of the fair value of the embedded derivative.
USD
Fair value as at June 10, 2024 *	37,393
Fair value as at December 31, 2024 **	173,551

Fair value adjustment	136,158

*	Valued using discounted cashflow method
**	Valued using binomial method